Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.5%

ISRAEL — 2.6%
JFrog Ltd. *	2,372	$60,154

UNITED STATES — 94.9%
Adaptimmune Therapeutics PLC ADR *	8,657	6,753
Aehr Test Systems *	401	18,326
AeroVironment, Inc. *	919	102,496
Ambarella, Inc. *	904	47,939
American Well Corp., Class A *	6,844	8,008
Appian Corp., Class A *	1,391	63,444
Axon Enterprise, Inc. *	555	110,439
Bandwidth, Inc., Class A *	1,966	22,157
Beam Therapeutics, Inc. *	695	16,715
BlackLine, Inc. *	1,124	62,348
Calix, Inc. *	853	39,102
Cardlytics, Inc. *	2,155	35,558
Cargurus, Inc. *	2,114	37,037
Chegg, Inc. *	1,519	13,550
CS Disco, Inc. *	2,424	16,095
CyberArk Software Ltd. *	513	84,014
Denali Therapeutics, Inc. *	862	17,783
Digimarc Corp. *	1,331	43,244
Doximity, Inc., Class A *	1,789	37,963
Everbridge, Inc. *	991	22,218
EverQuote, Inc., Class A *	4,057	29,332
Exact Sciences Corp. *	943	64,331
Expensify, Inc., Class A *	2,767	8,993
Fiverr International Ltd. *	1,176	28,777
Freshpet, Inc. *	889	58,567
HashiCorp, Inc., Class A *	2,193	50,066
IPG Photonics Corp. *	475	48,232
LendingTree, Inc. *	474	7,347
LiveRamp Holdings, Inc. *	2,585	74,551
MP Materials Corp. *	909	17,362
Novanta, Inc. *	523	75,019
Novocure Ltd. *	1,896	30,620
Pacira BioSciences, Inc. *	1,450	44,486
Progyny, Inc. *	1,321	44,940
Quanterix Corp. *	2,072	56,234
Redfin Corp. *	1,492	10,504
Schrodinger, Inc. *	2,112	59,706
Shockwave Medical, Inc. *	168	33,449
Sprout Social, Inc., Class A *	1,585	79,060
STAAR Surgical Co. *	1,085	43,595
Stratasys Ltd. *	1,773	24,131
Sutro Biopharma, Inc. *	4,968	17,239
Tandem Diabetes Care, Inc. *	751	15,598
Teladoc Health, Inc. *	604	11,228
TransMedics Group, Inc. *	1,541	84,370
Trupanion, Inc. *	1,227	34,601
Twist Bioscience Corp. *	2,192	44,410
Upwork, Inc. *	4,015	45,610
Varonis Systems, Inc. *	1,756	53,628
Veeco Instruments, Inc. *	2,000	56,220
Xencor, Inc. *	2,080	41,912

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
UNITED STATES (continued)
Zuora, Inc., Class A *	7,488	$61,701
		2,161,008
TOTAL INVESTMENTS — 97.5%
(cost $2,837,113)		$2,221,162
Other assets less liabilities — 2.5%		56,405
NET ASSETS — 100.0%		$2,277,567

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,221,162	$—	$—	$2,221,162
Total	$2,221,162	$—	$—	$2,221,162

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.